Cover	Sep. 15, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 15, 2026
Entity File Number	001-42678
Entity Registrant Name	JBS N.V.
Entity Central Index Key	0001791942
Entity Tax Identification Number	98-1861274
Entity Incorporation, State or Country Code	P7
Entity Address, Address Line One	Stroombaan 16, 5th Floor
Entity Address, City or Town	Amstelveen
Entity Address, Country	NL
Entity Address, Postal Zip Code	1181 VX
City Area Code	31
Local Phone Number	20 656 47 00
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common shares, par value €0.01 per share
Trading Symbol	JBS
Security Exchange Name	NYSE
Entity Emerging Growth Company	false